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May 4, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  25049


RE: CG Variable Annuity Account I-Group Tax Deferred Variable Annuities
    (1933 Act Registration No. 2-29516)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Connecticut General Life Insurance Company, on behalf of its above-captioned separate account (the "Account"), hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497
(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 45 to the Account's Registration Statement on Form N-4, constituting the most recent amendment to the Account's Registration Statement on Form N-4; and

     (2) the text of Post-Effective Amendment No. 45 to the Account's Registration Statement on Form N-4 was filed electronically via EDGAR with the Securities and Exchange Commission on April 29, 1999.



Sincerely,


CONNECTICUT GENERAL LIFE INSURANCE COMPANY
On behalf of CG Variable Annuity Account I-
Group Tax Deferred Variable Annuities

By:   /s/ Christopher W. Myers
      ------------------------
      Christopher W. Myers
      Its: Vice President/DC Services